Significant Accounting Policies - Cash (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash and Cash Equivalents:
Cash and cash equivalents		$ 139,170	$ 77,275	$ 66,895
The Export-Import Bank of Korea & ABN Amro
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667